30. Segment information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment information

Management considers the following business segments:

·       Food retail – includes the banners “Pão de Açúcar”, “Extra Hiper”, “Extra Supermercado” / “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Posto Extra”, “Drogaria Extra” and “GPA Malls & Properties”.

·       Cash & Carry – includes the brand “ASSAÍ”.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is evaluated based on operating income and is measured consistently with operating income in the financial statements.

The Group is engaged in operations of retail stores located in 22 states and the Federal District of Brazil. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

The chief operating decision-maker allocates resources and assesses performance by reviewing results and other information related to segments.

The Group deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls.

The Group measures the results of segments using the accounting practices under IFRS, among other measures, each segment’s operating profit, which includes certain corporate overhead allocations. The Group reviews periodically the measurement of each segment’s operating profit, including any corporate overhead allocations, as determined by the information regularly reviewed by the chief operating decision-maker.

Home appliances and e-commerce segments are presented as discontinued operations for the years 2018, 2017 and 2016 (as per note 32) and kept in this note for purposes of reconciliation as consolidated accounting information.

Information on the Group’s segments as of December 31, 2018 is included in the table below:

Description	Food retail (*)			Cash & Carry			Assets held for sale and discontinued operations (**)			Subtotal			Eliminations/ Others(***)			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
		Restated			Restated			Restated			Restated			Restated			Restated

Net operating revenue	26,489	26,194	26,967	22,899	18,440	14,487	-	-	-	49,388	44,634	41,454	-	-	-	49,388	44,634	41,454
Gross profit	7,389	8,036	7,624	4,165	2,952	2,176	-	-	-	11,554	10,988	9,800	-	-	-	11,554	10,988	9,800
Depreciation and amortization	(608)	(604)	(576)	(232)	(175)	(131)	-	-	-	(840)	(779)	(707)	-	-	-	(840)	(779)	(707)
Profit from operations before net financial expenses and share of profit of associates	677	749	320	1,567	822	477	-	-	-	2,144	1,571	797	-	-	-	2,144	1,571	797
Net financial expenses	(428)	(682)	(808)	(46)	(48)	(95)	-	-	-	(474)	(730)	(903)	-	-	-	(474)	(730)	(903)
Share of profit of associates	79	48	41	-	-	-	-	-	-	79	48	41	(46)	(137)	(20)	33	(89)	21
Profit (loss) before income tax and social contribution	228	115	(448)	1,521	774	383	-	-	-	1,749	889	(65)	(46)	(137)	(20)	1,703	752	(85)
Income tax and social contribution	18	(63)	76	(467)	(234)	(100)	-	-	-	(449)	(297)	(24)	-	-	-	(449)	(297)	(24)
Net income (loss) for continuing operations	246	52	(372)	1,054	540	283	-	-	-	1,300	592	(89)	(46)	(137)	(20)	1,254	455	(109)
Net income (loss) for discontinued operations	(28)	(33)	(78)	-	-	-	(46)	389	(958)	(74)	356	(1,036)	-	-	-	(74)	356	(1,036)
Net income (loss) of year end	218	19	(450)	1,054	540	283	(46)	389	(958)	1,226	948	(1,125)	(46)	(137)	(20)	1,180	811	(1,145)

Current assets	7,680	7,187		4,218	3,090		24,557	22,996		36,455	33,273		(151)	(257)		36,304	33,016
Noncurrent assets	11,532	11,150		5,029	3,569		-	-		16,561	14,719		(16)	(28)		16,545	14,691
Current liabilities	8,245	7,966		5,248	3,414		19,459	17,897		32,952	29,277		(167)	(285)		32,785	28,992
Noncurrent liabilities	5,716	4,973		409	701		-	-		6,125	5,674		-	-		6,125	5,674
Shareholders' equity	5,251	5,398		3,590	2,544		5,098	5,099		13,939	13,041		-	-		13,939	13,041

(*) Food retail includes GPA Malls & Properties.

(**) See note 32.

(***) The eliminations consist of intercompany balances and the results of a Company in Luxco. The eliminations shown are exclusively related to balance sheet balances, since intercompany transactions in the income statement are eliminated directly in each segment column.

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues are composed of the following brands:

	2018	2017	2016
Extra / Compre Bem	15,792	16,110	16,776
Assaí	22,899	18,440	14,487
Pão de Açúcar	6,860	6,659	6,711
Proximidade	1,182	1,085	1,131
Other business	2,655	2,340	2,349
Total net operating revenue	49,388	44,634	41,454